Consolidated Statement of Changes in Equity (Parenthetical) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of changes in equity [abstract]
Consolidated reserves	¥ 40,893	¥ 34,983	¥ 24,271